Pension and Other Postretirement Employee Benefits (OPEB) Plans (Target Asset Allocation Ranges of Pension Plan Investments by Asset Category) (Details) - Pension Plan [Member]	12 Months Ended
Dec. 31, 2017
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Ranges	0.74
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Ranges	0.86
US Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Ranges	0.08
US Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Ranges	0.14
International Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Ranges	0.06
International Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Ranges	0.12